Acquisitions (Tables)	6 Months Ended
Jun. 26, 2021
Hman Group holdings Inc and subsidiaries
Business Acquisition [Line Items]
Schedule of fair value of the acquired assets and assumed liabilities

Accounts receivable	$1,143
Inventory	3,564
Other current assets	24
Property and equipment	595
Goodwill	9,450
Customer relationships	23,500
Trade names	2,600
Technology	4,000
Total assets acquired	44,876
Less:
Liabilities assumed	(5,774)
Total purchase price	$39,102